Quarterly Holdings Report
for

Fidelity® Mid Cap Value Index Fund

March 31, 2020

MCV-QTLY-0520
1.9896347.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	32,838	$310,647
GCI Liberty, Inc. (a)	2,958	168,517
		479,164
Entertainment - 0.5%
Cinemark Holdings, Inc.	3,220	32,812
Lions Gate Entertainment Corp.:
Class A (a)	1,664	10,117
Class B (a)	3,313	18,487
Take-Two Interactive Software, Inc. (a)	1,817	215,514
The Madison Square Garden Co. (a)	514	108,665
Zynga, Inc. (a)	20,208	138,425
		524,020
Interactive Media & Services - 0.4%
IAC/InterActiveCorp (a)	939	168,297
TripAdvisor, Inc.	323	5,617
Zillow Group, Inc.:
Class A (a)	1,702	57,817
Class C (a)	3,773	135,903
		367,634
Media - 2.3%
Discovery Communications, Inc.:
Class A (a)	4,725	91,854
Class C (non-vtg.) (a)	10,148	177,996
DISH Network Corp. Class A (a)	7,833	156,582
Fox Corp.:
Class A	9,335	220,586
Class B	4,328	99,025
Interpublic Group of Companies, Inc.	10,540	170,643
John Wiley & Sons, Inc. Class A	1,314	49,262
Liberty Broadband Corp.:
Class A (a)	751	80,357
Class C (a)	3,170	350,982
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	5,968	162,509
Liberty Media Class A (a)	731	18,874
Liberty SiriusXM Series A (a)	2,514	79,669
Liberty SiriusXM Series C (a)	4,679	147,950
News Corp.:
Class A	11,620	104,290
Class B	3,618	32,526
Nexstar Broadcasting Group, Inc. Class A	304	17,550
Omnicom Group, Inc.	3,042	167,006
Sinclair Broadcast Group, Inc. Class A	132	2,123
The New York Times Co. Class A	3,962	121,673
ViacomCBS, Inc.:
Class A	277	4,939
Class B	7,186	100,676
		2,357,072
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	17,074	147,178
Telephone & Data Systems, Inc.	3,016	50,548
U.S. Cellular Corp. (a)	465	13,620
		211,346

TOTAL COMMUNICATION SERVICES		3,939,236

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.9%
Aptiv PLC	7,244	356,695
BorgWarner, Inc.	6,219	151,557
Gentex Corp.	7,635	169,192
Lear Corp.	1,839	149,419
The Goodyear Tire & Rubber Co.	7,005	40,769
		867,632
Automobiles - 0.2%
Harley-Davidson, Inc.	4,625	87,551
Thor Industries, Inc.	1,595	67,277
		154,828
Distributors - 0.4%
Genuine Parts Co.	4,239	285,412
LKQ Corp. (a)	7,943	162,911
		448,323
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	2,558	88,967
Graham Holdings Co.	126	42,987
Grand Canyon Education, Inc. (a)	1,297	98,942
H&R Block, Inc.	5,000	70,400
Service Corp. International	3,420	133,756
ServiceMaster Global Holdings, Inc. (a)	3,460	93,420
		528,472
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	7,552	150,813
Caesars Entertainment Corp. (a)	17,358	117,340
Choice Hotels International, Inc.	573	35,096
Dunkin' Brands Group, Inc.	163	8,655
Extended Stay America, Inc. unit	5,489	40,125
Hilton Grand Vacations, Inc. (a)	2,227	35,120
Hyatt Hotels Corp. Class A	1,089	52,163
International Game Technology PLC	2,957	17,594
MGM Mirage, Inc.	13,451	158,722
Norwegian Cruise Line Holdings Ltd. (a)	5,094	55,830
Royal Caribbean Cruises Ltd.	5,172	166,383
Six Flags Entertainment Corp.	2,173	27,249
Vail Resorts, Inc.	130	19,202
Wyndham Destinations, Inc.	2,698	58,547
Wyndham Hotels & Resorts, Inc.	1,953	61,539
Wynn Resorts Ltd.	507	30,516
Yum China Holdings, Inc.	2,107	89,821
		1,124,715
Household Durables - 1.7%
D.R. Horton, Inc.	10,126	344,284
Garmin Ltd.	4,374	327,875
Leggett & Platt, Inc.	3,949	105,359
Lennar Corp.:
Class A	4,878	186,340
Class B	275	7,953
Mohawk Industries, Inc. (a)	1,776	135,402
Newell Brands, Inc.	11,440	151,923
PulteGroup, Inc.	7,596	169,543
Toll Brothers, Inc.	3,647	70,205
Whirlpool Corp.	1,867	160,189
		1,659,073
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	533	29,992
Liberty Interactive Corp. QVC Group Series A (a)	11,536	70,427
		100,419
Leisure Products - 0.1%
Brunswick Corp.	2,439	86,267
Mattel, Inc. (a)	3,217	28,342
Polaris, Inc.	180	8,667
		123,276
Multiline Retail - 0.4%
Dollar General Corp.	461	69,616
Dollar Tree, Inc. (a)	3,256	239,218
Kohl's Corp.	4,707	68,675
Macy's, Inc.	9,312	45,722
		423,231
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	1,520	141,846
AutoNation, Inc. (a)	1,622	45,513
Best Buy Co., Inc.	5,305	302,385
CarMax, Inc. (a)	2,610	140,496
Dick's Sporting Goods, Inc.	1,853	39,395
Foot Locker, Inc.	3,132	69,061
Gap, Inc.	6,437	45,316
L Brands, Inc.	5,790	66,932
Penske Automotive Group, Inc.	1,017	28,476
Tiffany & Co., Inc.	3,640	471,380
Urban Outfitters, Inc. (a)	2,069	29,463
Williams-Sonoma, Inc.	1,897	80,660
		1,460,923
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	2,509	27,072
Carter's, Inc.	724	47,589
Columbia Sportswear Co.	309	21,559
Hanesbrands, Inc.	2,451	19,289
PVH Corp.	2,182	82,130
Ralph Lauren Corp.	1,454	97,171
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,527	59,991
Tapestry, Inc.	8,330	107,874
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,973	18,171
Class C (non-vtg.) (a)	1,953	15,741
		496,587

TOTAL CONSUMER DISCRETIONARY		7,387,479

CONSUMER STAPLES - 5.6%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	415	21,323
Class B (non-vtg.)	44	2,442
Molson Coors Beverage Co. Class B	5,247	204,685
		228,450
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	825	109,304
Grocery Outlet Holding Corp.	1,343	46,119
Kroger Co.	23,969	721,946
Sprouts Farmers Market LLC (a)	1,869	34,745
U.S. Foods Holding Corp. (a)	6,576	116,461
		1,028,575
Food Products - 3.9%
Archer Daniels Midland Co.	16,799	590,989
Beyond Meat, Inc.	1,429	95,171
Bunge Ltd.	4,149	170,233
Campbell Soup Co.	2,179	100,583
Conagra Brands, Inc.	14,546	426,780
Flowers Foods, Inc.	5,870	120,452
Hormel Foods Corp.	8,378	390,750
Ingredion, Inc.	2,012	151,906
Kellogg Co.	4,581	274,814
Lamb Weston Holdings, Inc.	3,265	186,432
McCormick & Co., Inc. (non-vtg.)	1,306	184,420
Pilgrim's Pride Corp. (a)	1,036	18,772
Post Holdings, Inc. (a)	1,084	89,939
Seaboard Corp.	8	22,502
The Hain Celestial Group, Inc. (a)	2,503	65,003
The Hershey Co.	553	73,273
The J.M. Smucker Co.	3,311	367,521
TreeHouse Foods, Inc. (a)	1,390	61,369
Tyson Foods, Inc. Class A	8,679	502,254
		3,893,163
Household Products - 0.3%
Clorox Co.	702	121,622
Energizer Holdings, Inc.	1,891	57,203
Reynolds Consumer Products, Inc.	853	24,882
Spectrum Brands Holdings, Inc.	1,361	49,500
		253,207
Personal Products - 0.2%
Coty, Inc. Class A	8,805	45,434
Herbalife Nutrition Ltd. (a)	2,544	74,183
Nu Skin Enterprises, Inc. Class A	1,653	36,118
		155,735

TOTAL CONSUMER STAPLES		5,559,130

ENERGY - 3.1%
Energy Equipment & Services - 0.6%
Apergy Corp. (a)	2,384	13,708
Baker Hughes Co. Class A	19,611	205,916
Halliburton Co.	26,251	179,819
Helmerich & Payne, Inc.	3,211	50,252
National Oilwell Varco, Inc.	11,623	114,254
Patterson-UTI Energy, Inc.	5,762	13,541
Transocean Ltd. (United States) (a)	17,438	20,228
		597,718
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream GP LP	7,288	15,305
Antero Resources Corp. (a)	7,494	5,342
Apache Corp.	11,330	47,359
Cabot Oil & Gas Corp.	4,517	77,647
Centennial Resource Development, Inc. Class A (a)	5,090	1,339
Cheniere Energy, Inc. (a)	2,953	98,926
Chesapeake Energy Corp. (a)	39,217	6,773
Cimarex Energy Co.	3,014	50,726
Concho Resources, Inc.	5,997	256,971
Continental Resources, Inc.	2,581	19,719
Devon Energy Corp.	11,547	79,790
Diamondback Energy, Inc.	3,824	100,189
EQT Corp.	7,662	54,170
Equitrans Midstream Corp.	5,516	27,745
Hess Corp.	8,104	269,863
HollyFrontier Corp.	4,502	110,344
Kosmos Energy Ltd.	10,742	9,621
Marathon Oil Corp.	24,188	79,579
Murphy Oil Corp.	4,379	26,843
Noble Energy, Inc.	14,286	86,287
ONEOK, Inc.	8,447	184,229
Parsley Energy, Inc. Class A	3,791	21,722
PBF Energy, Inc. Class A	3,597	25,467
Pioneer Natural Resources Co.	2,851	199,998
Range Resources Corp.	6,254	14,259
Targa Resources Corp.	6,897	47,658
The Williams Companies, Inc.	36,609	518,017
WPX Energy, Inc. (a)	12,471	38,037
		2,473,925

TOTAL ENERGY		3,071,643

FINANCIALS - 16.5%
Banks - 4.7%
Associated Banc-Corp.	4,656	59,550
Bank of Hawaii Corp.	1,196	66,067
Bank OZK	3,660	61,122
BankUnited, Inc.	2,826	52,846
BOK Financial Corp.	962	40,943
CIT Group, Inc.	2,617	45,169
Citizens Financial Group, Inc.	13,101	246,430
Comerica, Inc.	3,994	117,184
Commerce Bancshares, Inc.	3,059	154,021
Cullen/Frost Bankers, Inc.	1,701	94,899
East West Bancorp, Inc.	4,373	112,561
Fifth Third Bancorp	21,375	317,419
First Citizens Bancshares, Inc.	211	70,236
First Hawaiian, Inc.	3,953	65,343
First Horizon National Corp.	9,275	74,757
First Republic Bank	4,198	345,411
FNB Corp., Pennsylvania	9,759	71,924
Huntington Bancshares, Inc.	30,588	251,127
KeyCorp	29,560	306,537
M&T Bank Corp.	3,928	406,273
PacWest Bancorp	3,550	63,616
Peoples United Financial, Inc.	13,282	146,766
Pinnacle Financial Partners, Inc.	2,258	84,765
Popular, Inc.	2,839	99,365
Prosperity Bancshares, Inc.	2,446	118,020
Regions Financial Corp.	29,088	260,919
Signature Bank	809	65,036
Sterling Bancorp	5,899	61,645
SVB Financial Group (a)	1,450	219,066
Synovus Financial Corp.	3,902	68,519
TCF Financial Corp.	4,559	103,307
Texas Capital Bancshares, Inc. (a)	1,511	33,499
Umpqua Holdings Corp.	6,637	72,343
Webster Financial Corp.	2,753	63,044
Western Alliance Bancorp.	2,560	78,362
Wintrust Financial Corp.	1,727	56,749
Zions Bancorp NA	4,905	131,258
		4,686,098
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	1,476	87,291
Ameriprise Financial, Inc.	3,291	337,262
BGC Partners, Inc. Class A	9,006	22,695
Cboe Global Markets, Inc.	2,515	224,464
E*TRADE Financial Corp.	5,482	188,142
Eaton Vance Corp. (non-vtg.)	3,208	103,458
Evercore, Inc. Class A	750	34,545
Franklin Resources, Inc.	8,328	138,994
Interactive Brokers Group, Inc.	1,639	70,756
Invesco Ltd.	11,489	104,320
Janus Henderson Group PLC	4,741	72,632
Lazard Ltd. Class A	1,924	45,329
Legg Mason, Inc.	2,584	126,228
Northern Trust Corp.	5,815	438,800
Raymond James Financial, Inc.	2,874	181,637
SEI Investments Co.	2,009	93,097
State Street Corp.	10,762	573,292
T. Rowe Price Group, Inc.	4,944	482,782
The NASDAQ OMX Group, Inc.	3,456	328,147
Virtu Financial, Inc. Class A	870	18,113
		3,671,984
Consumer Finance - 0.8%
Ally Financial, Inc.	11,300	163,059
Credit Acceptance Corp. (a)	35	8,949
Discover Financial Services	6,060	216,160
Navient Corp.	5,857	44,396
OneMain Holdings, Inc.	1,964	37,552
Santander Consumer U.S.A. Holdings, Inc.	3,089	42,968
SLM Corp.	12,710	91,385
Synchrony Financial	13,480	216,893
		821,362
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	12,495	180,553
Jefferies Financial Group, Inc.	7,576	103,564
Voya Financial, Inc.	3,773	152,995
		437,112
Insurance - 6.1%
Alleghany Corp.	378	208,788
American Financial Group, Inc.	2,219	155,508
American National Insurance Co.	223	18,371
Arch Capital Group Ltd. (a)	9,983	284,116
Arthur J. Gallagher & Co.	4,439	361,823
Assurant, Inc.	1,824	189,860
Assured Guaranty Ltd.	2,808	72,418
Athene Holding Ltd. (a)	2,478	61,504
Axis Capital Holdings Ltd.	2,240	86,576
Brighthouse Financial, Inc. (a)	3,198	77,296
Brown & Brown, Inc.	6,692	242,384
Cincinnati Financial Corp.	4,589	346,240
CNA Financial Corp.	849	26,353
Erie Indemnity Co. Class A	250	37,060
Everest Re Group Ltd.	843	162,210
First American Financial Corp.	3,288	139,444
FNF Group	7,963	198,119
Globe Life, Inc.	3,216	231,456
Hanover Insurance Group, Inc.	1,154	104,529
Hartford Financial Services Group, Inc.	10,865	382,883
Kemper Corp.	1,543	114,753
Lincoln National Corp.	6,016	158,341
Loews Corp.	7,469	260,145
Markel Corp. (a)	375	347,959
Mercury General Corp.	823	33,513
Old Republic International Corp.	8,495	129,549
Primerica, Inc.	345	30,526
Principal Financial Group, Inc.	8,214	257,427
Reinsurance Group of America, Inc.	1,885	158,604
RenaissanceRe Holdings Ltd.	812	121,248
Unum Group	6,111	91,726
W.R. Berkley Corp.	4,334	226,105
White Mountains Insurance Group Ltd.	93	84,630
Willis Group Holdings PLC	3,890	660,717
		6,062,181
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	16,304	172,496
Annaly Capital Management, Inc.	43,087	218,451
Chimera Investment Corp.	5,612	51,069
MFA Financial, Inc.	13,521	20,958
New Residential Investment Corp.	12,501	62,630
Starwood Property Trust, Inc.	8,208	84,132
Two Harbors Investment Corp.	8,175	31,147
		640,883
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	10,456	66,396
New York Community Bancorp, Inc.	13,659	128,258
TFS Financial Corp.	1,465	22,371
		217,025

TOTAL FINANCIALS		16,536,645

HEALTH CARE - 8.2%
Biotechnology - 0.5%
Agios Pharmaceuticals, Inc. (a)	1,616	57,336
Alkermes PLC (a)	4,698	67,745
Alnylam Pharmaceuticals, Inc. (a)	528	57,473
bluebird bio, Inc. (a)	1,660	76,294
Exelixis, Inc. (a)	5,317	91,559
Moderna, Inc. (a)	659	19,737
United Therapeutics Corp. (a)	1,301	123,367
		493,511
Health Care Equipment & Supplies - 2.0%
Cantel Medical Corp.	493	17,699
Dentsply Sirona, Inc.	6,723	261,054
Envista Holdings Corp. (a)	1,535	22,933
Hill-Rom Holdings, Inc.	973	97,884
Hologic, Inc. (a)	1,546	54,265
ICU Medical, Inc. (a)	402	81,112
Integra LifeSciences Holdings Corp. (a)	2,135	95,370
STERIS PLC	2,380	333,129
The Cooper Companies, Inc.	1,268	349,550
West Pharmaceutical Services, Inc.	536	81,606
Zimmer Biomet Holdings, Inc.	6,187	625,382
		2,019,984
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	2,617	48,022
Cardinal Health, Inc.	8,821	422,879
Centene Corp. (a)	2,512	149,238
Covetrus, Inc. (a)	2,920	23,769
DaVita HealthCare Partners, Inc. (a)	2,625	199,658
Encompass Health Corp.	1,458	93,356
Henry Schein, Inc. (a)	3,852	194,603
Laboratory Corp. of America Holdings (a)	2,742	346,561
McKesson Corp.	4,335	586,352
MEDNAX, Inc. (a)	2,462	28,658
Molina Healthcare, Inc. (a)	405	56,583
Premier, Inc. (a)	1,854	60,663
Quest Diagnostics, Inc.	4,006	321,682
Universal Health Services, Inc. Class B	2,360	233,829
		2,765,853
Health Care Technology - 0.0%
Change Healthcare, Inc.	3,289	32,857
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp.	591	16,418
Agilent Technologies, Inc.	8,455	605,547
Avantor, Inc.	2,751	34,360
Bio-Rad Laboratories, Inc. Class A (a)	640	224,358
IQVIA Holdings, Inc. (a)	3,053	329,297
PerkinElmer, Inc.	2,592	195,126
PPD, Inc.	852	15,174
QIAGEN NV (a)	6,669	277,430
		1,697,710
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	4,624	240,217
Elanco Animal Health, Inc. (a)	11,952	267,605
Horizon Pharma PLC (a)	4,959	146,886
Jazz Pharmaceuticals PLC (a)	187	18,651
Mylan NV (a)	15,510	231,254
Nektar Therapeutics (a)	4,284	76,469
Perrigo Co. PLC	3,802	182,838
		1,163,920

TOTAL HEALTH CARE		8,173,835

INDUSTRIALS - 11.7%
Aerospace & Defense - 1.6%
Arconic, Inc.	11,599	186,280
BWX Technologies, Inc.	733	35,704
Curtiss-Wright Corp.	1,282	118,470
Harris Corp.	3,312	596,557
Hexcel Corp.	170	6,322
Huntington Ingalls Industries, Inc.	248	45,188
Spirit AeroSystems Holdings, Inc. Class A	311	7,442
Teledyne Technologies, Inc. (a)	1,079	320,754
Textron, Inc.	6,942	185,143
TransDigm Group, Inc.	291	93,175
		1,595,035
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	954	63,155
Expeditors International of Washington, Inc.	1,489	99,346
XPO Logistics, Inc. (a)	1,157	56,404
		218,905
Airlines - 0.5%
Alaska Air Group, Inc.	1,973	56,171
American Airlines Group, Inc.	10,642	129,726
Copa Holdings SA Class A	944	42,754
JetBlue Airways Corp. (a)	7,920	70,884
United Airlines Holdings, Inc. (a)	5,448	171,884
		471,419
Building Products - 0.8%
A.O. Smith Corp.	3,421	129,348
Allegion PLC	689	63,402
Fortune Brands Home & Security, Inc.	2,862	123,782
Lennox International, Inc.	92	16,725
Masco Corp.	8,346	288,521
Owens Corning	3,237	125,628
Resideo Technologies, Inc. (a)	3,705	17,932
Trane Technologies PLC	424	35,018
		800,356
Commercial Services & Supplies - 0.7%
ADT, Inc.	3,438	14,852
Clean Harbors, Inc. (a)	1,552	79,680
IAA Spinco, Inc. (a)	352	10,546
KAR Auction Services, Inc.	313	3,756
Republic Services, Inc.	6,016	451,561
Stericycle, Inc. (a)	2,690	130,680
		691,075
Construction & Engineering - 0.6%
AECOM (a)	4,525	135,071
Fluor Corp.	4,211	29,098
Jacobs Engineering Group, Inc.	3,872	306,933
Quanta Services, Inc.	3,287	104,297
Valmont Industries, Inc.	639	67,721
		643,120
Electrical Equipment - 0.5%
Acuity Brands, Inc.	878	75,209
AMETEK, Inc.	1,405	101,188
GrafTech International Ltd.	1,749	14,202
Hubbell, Inc. Class B	734	84,219
nVent Electric PLC	4,564	76,995
Regal Beloit Corp.	1,227	77,240
Sensata Technologies, Inc. PLC (a)	2,727	78,892
		507,945
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	222	27,812
Machinery - 4.3%
AGCO Corp.	1,884	89,019
Colfax Corp. (a)	2,795	55,341
Crane Co.	1,511	74,311
Cummins, Inc.	4,426	598,926
Dover Corp.	2,455	206,073
Flowserve Corp.	3,097	73,987
Fortive Corp.	6,912	381,473
Gardner Denver Holdings, Inc. (a)	4,348	107,830
Gates Industrial Corp. PLC (a)	1,363	10,059
IDEX Corp.	1,139	157,307
ITT, Inc.	2,643	119,886
Lincoln Electric Holdings, Inc.	100	6,900
Nordson Corp.	155	20,936
Oshkosh Corp.	2,048	131,748
PACCAR, Inc.	10,231	625,421
Parker Hannifin Corp.	3,860	500,758
Pentair PLC	5,043	150,080
Snap-On, Inc.	1,638	178,247
Stanley Black & Decker, Inc.	4,569	456,900
Timken Co.	2,001	64,712
Trinity Industries, Inc.	3,031	48,708
WABCO Holdings, Inc. (a)	250	33,763
Westinghouse Air Brake Co.	3,903	187,851
Woodward, Inc.	300	17,832
		4,298,068
Marine - 0.1%
Kirby Corp. (a)	1,789	77,768
Professional Services - 0.5%
Equifax, Inc.	555	66,295
IHS Markit Ltd.	4,359	261,540
Manpower, Inc.	1,769	93,739
Nielsen Holdings PLC	9,376	117,575
		539,149
Road & Rail - 1.2%
AMERCO	267	77,577
J.B. Hunt Transport Services, Inc.	1,782	164,354
Kansas City Southern	2,891	367,677
Knight-Swift Transportation Holdings, Inc. Class A	3,714	121,819
Landstar System, Inc.	109	10,449
Lyft, Inc.	5,247	140,882
Old Dominion Freight Lines, Inc.	1,693	222,223
Ryder System, Inc.	1,567	41,431
Schneider National, Inc. Class B	1,669	32,278
		1,178,690
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	2,952	65,357
Fastenal Co.	1,638	51,188
HD Supply Holdings, Inc. (a)	4,883	138,824
MSC Industrial Direct Co., Inc. Class A	1,316	72,341
United Rentals, Inc. (a)	652	67,091
Univar, Inc. (a)	5,104	54,715
Watsco, Inc.	977	154,395
WESCO International, Inc. (a)	1,254	28,654
		632,565
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	2,212	55,853

TOTAL INDUSTRIALS		11,737,760

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.7%
Ciena Corp. (a)	4,611	183,564
CommScope Holding Co., Inc. (a)	5,752	52,401
EchoStar Holding Corp. Class A (a)	1,484	47,443
F5 Networks, Inc. (a)	137	14,608
Juniper Networks, Inc.	10,010	191,591
Motorola Solutions, Inc.	1,347	179,043
ViaSat, Inc. (a)	1,722	61,854
		730,504
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	2,434	126,252
Avnet, Inc.	2,982	74,848
Coherent, Inc. (a)	723	76,934
Corning, Inc.	15,615	320,732
Dolby Laboratories, Inc. Class A	1,640	88,904
FLIR Systems, Inc.	3,724	118,758
IPG Photonics Corp. (a)	993	109,508
Jabil, Inc.	3,522	86,571
Littelfuse, Inc.	710	94,728
National Instruments Corp.	3,703	122,495
SYNNEX Corp.	1,244	90,936
Trimble, Inc. (a)	6,283	199,988
		1,510,654
IT Services - 1.4%
Akamai Technologies, Inc. (a)	410	37,511
Alliance Data Systems Corp.	1,084	36,477
Amdocs Ltd.	4,012	220,540
CACI International, Inc. Class A (a)	741	156,462
CoreLogic, Inc.	2,254	68,837
DXC Technology Co.	7,713	100,655
Jack Henry & Associates, Inc.	271	42,070
Leidos Holdings, Inc.	4,028	369,166
Sabre Corp.	6,834	40,526
The Western Union Co.	9,865	178,852
VeriSign, Inc. (a)	974	175,408
		1,426,504
Semiconductors & Semiconductor Equipment - 2.6%
Cree, Inc. (a)	2,997	106,274
Cypress Semiconductor Corp.	11,110	259,085
First Solar, Inc. (a)	2,482	89,501
Lam Research Corp.	531	127,440
Marvell Technology Group Ltd.	20,005	452,713
Maxim Integrated Products, Inc.	5,049	245,432
Microchip Technology, Inc.	5,096	345,509
MKS Instruments, Inc.	1,627	132,519
ON Semiconductor Corp. (a)	12,292	152,912
Qorvo, Inc. (a)	3,497	281,963
Skyworks Solutions, Inc.	4,873	435,549
		2,628,897
Software - 0.8%
2U, Inc. (a)	1,060	22,493
Bill.Com Holdings, Inc. (a)	55	1,881
Cerence, Inc. (a)	1,097	16,894
Ceridian HCM Holding, Inc. (a)	534	26,737
Citrix Systems, Inc.	387	54,780
Dynatrace, Inc.	719	17,141
LogMeIn, Inc.	1,448	120,589
Medallia, Inc.	375	7,515
Nortonlifelock, Inc.	16,960	317,322
Nuance Communications, Inc. (a)	8,615	144,560
SolarWinds, Inc. (a)	977	15,310
SS&C Technologies Holdings, Inc.	640	28,045
		773,267
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	39,427	382,836
Western Digital Corp.	8,974	373,498
Xerox Holdings Corp.	5,311	100,590
		856,924

TOTAL INFORMATION TECHNOLOGY		7,926,750

MATERIALS - 7.0%
Chemicals - 2.8%
Albemarle Corp. U.S.	3,171	178,749
Ashland Global Holdings, Inc.	1,668	83,517
Axalta Coating Systems Ltd. (a)	4,304	74,330
Cabot Corp.	1,697	44,326
Celanese Corp. Class A	3,594	263,764
CF Industries Holdings, Inc.	5,923	161,106
Corteva, Inc.	22,633	531,876
Eastman Chemical Co.	4,122	192,003
Element Solutions, Inc. (a)	4,095	34,234
FMC Corp.	3,899	318,509
Huntsman Corp.	6,503	93,838
International Flavors & Fragrances, Inc.	3,219	328,596
NewMarket Corp.	17	6,509
Olin Corp.	4,743	55,351
RPM International, Inc.	3,206	190,757
The Chemours Co. LLC	4,923	43,667
The Mosaic Co.	10,414	112,679
Valvoline, Inc.	5,679	74,338
Westlake Chemical Corp.	1,064	40,613
		2,828,762
Construction Materials - 0.3%
Eagle Materials, Inc.	212	12,385
Martin Marietta Materials, Inc.	1,305	246,945
Vulcan Materials Co.	321	34,690
		294,020
Containers & Packaging - 1.6%
Aptargroup, Inc.	1,155	114,969
Ardagh Group SA	575	6,820
Avery Dennison Corp.	165	16,809
Berry Global Group, Inc. (a)	2,446	82,455
Crown Holdings, Inc. (a)	1,659	96,288
Graphic Packaging Holding Co.	8,710	106,262
International Paper Co.	11,844	368,704
O-I Glass, Inc.	4,663	33,154
Packaging Corp. of America	2,821	244,947
Sealed Air Corp.	4,341	107,266
Silgan Holdings, Inc.	2,341	67,936
Sonoco Products Co.	2,989	138,540
WestRock Co.	7,671	216,782
		1,600,932
Metals & Mining - 2.2%
Alcoa Corp. (a)	5,598	34,484
Freeport-McMoRan, Inc.	43,692	294,921
Newmont Corp.	24,667	1,116,915
Nucor Corp.	9,191	331,060
Reliance Steel & Aluminum Co.	1,962	171,852
Royal Gold, Inc.	1,344	117,882
Steel Dynamics, Inc.	6,205	139,861
United States Steel Corp.	5,107	32,225
		2,239,200
Paper & Forest Products - 0.1%
Domtar Corp.	1,715	37,113

TOTAL MATERIALS		7,000,027

REAL ESTATE - 13.9%
Equity Real Estate Investment Trusts (REITs) - 13.5%
Alexandria Real Estate Equities, Inc.	3,657	501,228
American Campus Communities, Inc.	4,118	114,275
American Homes 4 Rent Class A	4,423	102,614
Apartment Investment & Management Co. Class A	4,451	156,453
Apple Hospitality (REIT), Inc.	6,327	58,019
AvalonBay Communities, Inc.	4,199	617,967
Boston Properties, Inc.	4,663	430,068
Brandywine Realty Trust (SBI)	5,249	55,219
Brixmor Property Group, Inc.	8,942	84,949
Camden Property Trust (SBI)	2,813	222,902
Colony Capital, Inc.	13,603	23,805
Columbia Property Trust, Inc.	3,457	43,213
CoreSite Realty Corp.	249	28,859
Corporate Office Properties Trust (SBI)	3,374	74,667
Cousins Properties, Inc.	4,387	128,407
CubeSmart	5,788	155,061
CyrusOne, Inc.	3,372	208,221
Digital Realty Trust, Inc.	7,872	1,093,500
Douglas Emmett, Inc.	4,997	152,458
Duke Realty Corp.	11,080	358,770
Empire State Realty Trust, Inc.	4,506	40,374
EPR Properties	2,345	56,796
Equity Commonwealth	3,627	115,012
Equity Residential (SBI)	11,033	680,846
Essex Property Trust, Inc.	1,973	434,534
Extra Space Storage, Inc.	719	68,851
Federal Realty Investment Trust (SBI)	2,249	167,798
Gaming & Leisure Properties	6,097	168,948
HCP, Inc.	15,260	363,951
Healthcare Trust of America, Inc.	6,479	157,310
Highwoods Properties, Inc. (SBI)	3,075	108,917
Hospitality Properties Trust (SBI)	4,905	26,487
Host Hotels & Resorts, Inc.	21,432	236,609
Hudson Pacific Properties, Inc.	4,576	116,047
Invitation Homes, Inc.	16,115	344,378
Iron Mountain, Inc.	7,627	181,523
JBG SMITH Properties	3,682	117,198
Kilroy Realty Corp.	3,131	199,445
Kimco Realty Corp.	12,446	120,353
Life Storage, Inc.	1,398	132,181
Medical Properties Trust, Inc.	15,468	267,442
Mid-America Apartment Communities, Inc.	3,424	352,775
National Retail Properties, Inc.	5,153	165,875
Omega Healthcare Investors, Inc.	6,802	180,525
Outfront Media, Inc.	3,636	49,013
Paramount Group, Inc.	5,884	51,779
Park Hotels & Resorts, Inc.	7,186	56,841
Rayonier, Inc.	3,901	91,869
Realty Income Corp.	9,832	490,224
Regency Centers Corp.	5,013	192,650
Retail Properties America, Inc.	6,416	33,171
SITE Centers Corp.	4,517	23,534
SL Green Realty Corp.	2,378	102,492
Spirit Realty Capital, Inc.	2,988	78,136
Store Capital Corp.	6,456	116,983
Sun Communities, Inc.	2,073	258,814
Taubman Centers, Inc.	1,760	73,709
The Macerich Co.	4,256	23,961
UDR, Inc.	8,282	302,624
Ventas, Inc.	11,230	300,964
VEREIT, Inc.	32,206	157,487
VICI Properties, Inc.	13,917	231,579
Vornado Realty Trust	5,210	188,654
Weingarten Realty Investors (SBI)	3,645	52,597
Welltower, Inc.	12,387	567,077
Weyerhaeuser Co.	22,462	380,731
WP Carey, Inc.	5,152	299,228
		13,538,947
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	6,368	240,137
Howard Hughes Corp. (a)	830	41,932
Jones Lang LaSalle, Inc.	1,374	138,747
		420,816

TOTAL REAL ESTATE		13,959,763

UTILITIES - 13.4%
Electric Utilities - 5.9%
Alliant Energy Corp.	7,245	349,861
Avangrid, Inc.	1,693	74,120
Edison International	10,561	578,637
Entergy Corp.	5,995	563,350
Evergy, Inc.	6,864	377,863
Eversource Energy	9,771	764,190
FirstEnergy Corp.	16,292	652,820
Hawaiian Electric Industries, Inc.	3,262	140,429
IDACORP, Inc.	1,515	133,002
NRG Energy, Inc.	7,606	207,340
OGE Energy Corp.	6,022	185,056
PG&E Corp. (a)	15,981	143,669
Pinnacle West Capital Corp.	3,380	256,170
PPL Corp.	23,203	572,650
Xcel Energy, Inc.	15,818	953,825
		5,952,982
Gas Utilities - 0.6%
Atmos Energy Corp.	3,645	361,693
National Fuel Gas Co.	2,465	91,920
UGI Corp.	6,282	167,541
		621,154
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	20,002	272,027
Vistra Energy Corp.	12,772	203,841
		475,868
Multi-Utilities - 5.5%
Ameren Corp.	7,387	537,995
CenterPoint Energy, Inc.	15,145	233,990
CMS Energy Corp.	8,533	501,314
Consolidated Edison, Inc.	10,040	783,120
DTE Energy Co.	5,589	530,787
MDU Resources Group, Inc.	5,994	128,871
NiSource, Inc.	11,240	280,663
Public Service Enterprise Group, Inc.	15,227	683,845
Sempra Energy	8,511	961,658
WEC Energy Group, Inc.	9,516	838,645
		5,480,888
Water Utilities - 0.9%
American Water Works Co., Inc.	5,447	651,243
Aqua America, Inc.	6,506	264,794
		916,037

TOTAL UTILITIES		13,446,929

TOTAL COMMON STOCKS
(Cost $124,046,466)		98,739,197

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.29% (b)
(Cost $535,932)	535,798	535,959
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $124,582,398)		99,275,156
NET OTHER ASSETS (LIABILITIES) - 0.8%(c)		845,178
NET ASSETS - 100%		$100,120,334

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	June 2020	$1,437,800	$23,787	$23,787

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $51,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,160
Total	$7,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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